Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2022		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	38	26	4	3	5
Irrevocable purchase commitments(c)
•given(d)	10,921	5,957	2,922	1,062	980
•received	(1,025)	(482)	(335)	(86)	(122)
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(e)	259	197	39	10	13
•contingent milestone payments in connection with development programs in progress(f)	2,919	203	875	889	952
Total - net commitments given(g)	13,112	5,901	3,505	1,878	1,828
(a) Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2022; the equivalent amount of these commitments as of December 31, 2021 was €109 million.
(b) These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2021, irrevocable commitments amounted to €8,901 million given and €1,124 million received.
(c) Irrevocable purchase commitments given as of December 31, 2022 include €871 million of commitments to joint ventures, and the commitment to EUROAPI as described in Note D.1.
(d) Commitments related to R&D, and other commitments, amounted to €536 million as of December 31, 2021.
(e) This line includes only contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2021 was €2,892 million.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2022	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	—	4,000	—

Summary of Amount of Guarantees Given and Received
The table below shows the amount of guarantees given and received:

(€ million)	2022	2021	2020
Guarantees given:	3,815	3,794	3,291
•Guarantees provided to banks in connection with credit facilities	1,007	1,042	695
•Other guarantees given	2,808	2,752	2,596
Guarantees received	(1,229)	(1,149)	(964)